Exceptional items - Schedule of exceptional items (Details) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of exceptional items [line items]
Exceptional operating items	£ (889)	£ (940)
Non-operating items	5	0
Exceptional items before taxation	2,198	2,464
Items included in taxation	(537)	(530)
Total exceptional items	1,661	1,934
Attributable to:
Equity shareholders of the parent company	1,580	1,865
Non-controlling interests	81	69
Total exceptional items	1,661	1,934
Ongoing litigation in Turkey
Disclosure of exceptional items [line items]
Exceptional operating items	(15)	0
Guaranteed minimum pension equalisation
Disclosure of exceptional items [line items]
Exceptional operating items	(5)	0
Reversal of provision for obsolete inventories
Disclosure of exceptional items [line items]
Exceptional operating items	3	0
Impairment of Old Tavern brand
Disclosure of exceptional items [line items]
Impairment of Old Tavern brand	0	(59)
Exceptional items
Disclosure of exceptional items [line items]
Exceptional operating items	(17)	(59)
Non-operating items	5	0
Exceptional items before taxation	(12)	(59)
Items included in taxation	(42)	14
Total exceptional items	(54)	(45)
Attributable to:
Equity shareholders of the parent company	(54)	(25)
Non-controlling interests	0	(20)
Total exceptional items	(54)	(45)
Step acquisitions
Disclosure of exceptional items [line items]
Non-operating items	0	8
Sale of United National Breweries
Disclosure of exceptional items [line items]
Non-operating items	5	(7)
Loss on disposal of associate
Disclosure of exceptional items [line items]
Non-operating items	0	(1)
Tax on exceptional operating items
Disclosure of exceptional items [line items]
Items included in taxation	0	14
Exceptional taxation
Disclosure of exceptional items [line items]
Items included in taxation	£ (42)	£ 0